GEOGRAPHIC INFORMATION (Schedule Of Revenues From Sales To Unaffiliated Customers) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 142,164	$ 171,603
Long-lived assets	35,009		$ 33,613
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	25,166	17,373
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	20,997	19,553
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	16,741	5,560
Asia-Pacific and Middle East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	25,486	23,233
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	17,662	80,281
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	36,112	$ 25,603
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	29,553		28,494
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 5,456		$ 5,119